Regulatory Matters (Capital Requirements and Regulatory Adjustments Over Transitional Period) (Detail)		12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Capital conservation buffer		2.50%		2.50%
March 2023
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		8.00%
Capital conservation buffer		2.50%
Countercyclical capital buffer		0.06%	[1]	0.06%
Additional loss absorbency requirements for G-SIBs and D-SIBs		1.00%	[2]	1.00%
Minimum Leverage Ratio	[3]	3.50%
March 2023 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		4.50%
March 2023 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		6.00%
March 2024
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		8.00%
Capital conservation buffer		2.50%
Countercyclical capital buffer	[1]	0.09%
Additional loss absorbency requirements for G-SIBs and D-SIBs	[2]	1.00%
Minimum Leverage Ratio	[3]	3.50%
March 2024 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		4.50%
March 2024 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		6.00%
March 2025
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		8.00%
Capital conservation buffer		2.50%
Countercyclical capital buffer	[1]	0.09%
Additional loss absorbency requirements for G-SIBs and D-SIBs	[2]	1.00%
Minimum Leverage Ratio	[3]	3.70%
March 2025 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		4.50%
March 2025 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		6.00%
March 2026
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		8.00%
Capital conservation buffer		2.50%
Countercyclical capital buffer	[1]	0.09%
Additional loss absorbency requirements for G-SIBs and D-SIBs	[2]	1.00%
Minimum Leverage Ratio	[3]	3.70%
March 2026 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		4.50%
March 2026 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		6.00%

[1]	Figures assume that the countercyclical capital buffer will continue to be 0.09% after March 2024.
[2]	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.
[3]	The ratios disclosed above include a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a G-SIB under the finalized Basel III reforms.